Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-1

Statement to Securityholders

Determination Date: June 12, 2014

DATES

Collection Period	4
Collection Period Beginning Date	5/01/2014
Collection Period Ending Date	5/31/2014
Payment Date	6/16/2014

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	44.3%	$206,684,523.56	$47,208,934.37	$159,475,589.19
Class A-2 Notes	100.0%	$360,000,000.00	$0.00	$360,000,000.00
Class A-3 Notes	100.0%	$389,000,000.00	$0.00	$389,000,000.00
Class A-4 Notes	100.0%	$141,000,000.00	$0.00	$141,000,000.00

Total Securities	84.0%	$1,096,684,523.56	$47,208,934.37	$1,049,475,589.19

Overcollateralization		$52,939,986.70		$53,112,473.71
Reserve Account Balance		$3,238,377.34	$0.00	$3,238,377.34

Net Pool Balance	85.1%	$1,149,624,510.26	$47,036,447.36	$1,102,588,062.90

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.20000%	$206,684,523.56	$36,743.92
Class A-2 Notes	0.46000%	$360,000,000.00	$138,000.00
Class A-3 Notes	0.68000%	$389,000,000.00	$220,433.33
Class A-4 Notes	1.14000%	$141,000,000.00	$133,950.00

		$1,096,684,523.56	$529,127.25

II AVAILABLE FUNDS

Interest Collections	$3,808,899.45
Principal Collections (Including Repurchases)	$46,692,378.54
Liquidation Proceeds	$230,860.27
Liquidation Expenses*	($20,857.71)
Investment Earnings (Collections Act. Remitted to servicer)	$1,506.32
Investment Earnings (Reserve Act. Remitted to servicer)	$99.81

Total Collections	$50,712,886.68

Reserve Account Draw Amount	$0.00

Total Available Funds	$50,712,886.68

III DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$959,626.56	$959,626.56	$0.00
Class A-1 Notes	$36,743.92	$36,743.92	$0.00
Class A-2 Notes	$138,000.00	$138,000.00	$0.00
Class A-3 Notes	$220,433.33	$220,433.33	$0.00
Class A-4 Notes	$133,950.00	$133,950.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$47,208,934.37	$47,208,934.37	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,015,198.50	$2,015,198.50	$0.00

	$50,712,886.68	$50,712,886.68	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$47,208,934.37

Total	$47,208,934.37

FIFTH THIRD AUTO TRUST 2014-1

Statement to Securityholders

Determination Date: June 12, 2014

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$1,102,588,063.00
Number of Receivables Outstanding	82,178
Weighted Average Contract Rate	4.00%
Weighted Average Remaining Term (mos)	46.19

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,238,377.34
Initial Target Credit Enhancement Overcollateralization Amount	$53,112,473.71
Target Credit Enhancement Overcollateralization Amount	$53,112,473.71
Beginning Period Overcollateralization Amount	$52,939,986.70
Ending Period Overcollateralization Amount	$53,112,473.71

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,238,377.34
Beginning Reserve Account Balance	$3,238,377.34
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,238,377.34

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$115,665.41
Realized Losses for Collection Period	$116,552.41
CHG Off Recoveries for Collection Period	$3,343.86

Net Losses for Collection Period	$113,208.55

Cumulative Losses (net of recoveries) for All Collection Periods	$182,472.16
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.01409%

	# of Receivables	Amount
Receivables 30-59 Days Delinquent	231	$3,219,395.94
As % of Ending Pool Balance		0.292%

Receivables 60-89 Days Delinquent	35	$446,474.76
As % of Ending Pool Balance		0.040%

Receivables 90-119 Days Delinquent	14	$229,769.12
As % of Ending Pool Balance		0.021%

Receivables 120-150 Days Delinquent	2	$11,637.68
As % of Ending Pool Balance		0.001%

Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Total Delinquencies	282	$3,907,277.50
As % of Ending Pool Balance		0.354%

Total Repossession	53	$879,806.99

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).